Deposits (Summary of Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Banking and Thrift [Abstract]
Time deposits	¥ 1,752,755	¥ 1,409,158
Other deposits	478,948	518,583
Total	¥ 2,231,703	¥ 1,927,741